SUPPLEMENTARY BALANCE SHEET INFORMATION (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash Equivalents, at Carrying Value	$ 7.8	$ 8.4
Weighted Average Annual Interest Rate On Bank Deposits	1.48%